                                                     REGISTRATION NO.333-191149
                                                     REGISTRATION NO. 811-22886
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 2    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 5            [X]

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT K
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                               -----------------

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                             CHRISTOPHER E. PALMER
                             GOODWIN PROCTER, LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [_]on May 1, 2014 pursuant to paragraph (b) of Rule 485
    [X]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account K

================================================================================

                                     NOTE

This Post-Effective Amendment No. 2 ("PEA") to the Form N-6 Registration Statement No. 333-191149 ("Registration Statement") of MONY Life Insurance Company of America ("MONY America") and its Variable Account K is being filed for the purpose of including in the Registration Statement the Prospectus, Statement of Additional Information and Supplement for IncentiveLife
Legacy III, our new policy that we intend to offer in the life insurance market. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses and Statements of Additional Information, or any other part of the Registration Statement except as specifically noted herein. Part C has also been updated pursuant to the requirements of Form N-6.

IncentiveLife Legacy(R) III

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account K.

PROSPECTUS DATED FEBRUARY 20, 2015

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

This prospectus describes the IncentiveLife Legacy(R) III policy but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVELIFE LEGACY(R) III?

IncentiveLife Legacy(R) III provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option, the Market Stabilizer Option(R) and/or one or more of the following variable investment options:

---------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. All Asset Moderate                           . Charter/SM/ Small Cap Growth
  Growth-Alt 15/(1)/                           . Charter/SM/ Small Cap Value
.. All Asset Growth-Alt 20/(1)/                 . EQ/AllianceBernstein Small Cap Growth
.. All Asset Aggressive-Alt 25/(1)/             . EQ/BlackRock Basic Value Equity
.. American Century VP Mid Cap Value            . EQ/Boston Advisors Equity Income
.. American Funds Insurance Series(R) Global    . EQ/Calvert Socially Responsible
  Small Capitalization Fund/SM/                . EQ/Capital Guardian Research
.. American Funds Insurance Series(R) New       . EQ/Common Stock Index
  World Fund(R)                                . EQ/Core Bond Index
.. AXA Balanced Strategy/(2)/                   . EQ/Equity 500 Index
.. AXA Conservative Growth Strategy/(2)/        . EQ/GAMCO Mergers and Acquisitions
.. AXA Conservative Strategy/(2)/               . EQ/GAMCO Small Company Value
.. AXA 400 Managed Volatility                   . EQ/Global Bond PLUS
.. AXA 500 Managed Volatility                   . EQ/Intermediate Government Bond
.. AXA 2000 Managed Volatility                  . EQ/International Equity Index
.. AXA Global Equity Managed Volatility         . EQ/Invesco Comstock
.. AXA Growth Strategy/(2)/                     . EQ/JPMorgan Value Opportunities
.. AXA International Core Managed Volatility    . EQ/Large Cap Growth Index
.. AXA International Managed Volatility         . EQ/Large Cap Value Index
.. AXA International Value Managed Volatility   . EQ/MFS International Growth
.. AXA Large Cap Core Managed Volatility        . EQ/Mid Cap Index
.. AXA Large Cap Growth Managed Volatility      . EQ/Money Market
.. AXA Large Cap Value Managed Volatility       . EQ/Morgan Stanley Mid Cap Growth
.. AXA/Loomis Sayles Growth                     . EQ/PIMCO Ultra Short Bond
.. AXA Mid Cap Value Managed Volatility         . EQ/Quality Bond PLUS
.. AXA Moderate Growth Strategy                 . EQ/Small Company Index
.. Charter/SM/ Multi-Sector Bond                . EQ/T. Rowe Price Growth Stock
                                               . EQ/UBS Growth and Income
                                               . EQ/Wells Fargo Omega Growth
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. Fidelity(R) VIP Contrafund(R)                . MFS(R) International Value
.. Fidelity(R) VIP Growth & Income              . MFS(R) Investors Growth Stock
.. Fidelity(R) VIP Mid Cap                      . MFS(R) Investors Trust
.. Franklin Mutual Shares VIP                   . Multimanager Aggressive Equity
.. Franklin Rising Dividends VIP                . Multimanager Core Bond
.. Franklin Small Cap Value VIP                 . Multimanager Mid Cap Growth
.. Franklin Strategic Income VIP                . Multimanager Mid Cap Value
.. Goldman Sachs VIT Mid Cap Value              . Multimanager Technology
.. Invesco V.I. Global Real Estate              . PIMCO CommodityRealReturn(R)
.. Invesco V.I. International Growth            . PIMCO Real Return
.. Invesco V.I. Mid Cap Core Equity             . PIMCO Total Return
.. Invesco V.I. Small Cap Equity                . T. Rowe Price Equity Income II
.. Ivy Funds VIP Energy                         . Templeton Developing Markets VIP
.. Ivy Funds VIP High Income                    . Templeton Global Bond VIP
.. Ivy Funds VIP Mid Cap Growth                 . Templeton Growth VIP
.. Ivy Funds VIP Science and Technology         . Van Eck VIP Global Hard Assets
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
---------------------------------------------------------------------------------------------

(1)Also referred to as an "All Asset" variable investment option in this prospectus.
(2)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                               #786977/AA & ADL
will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences associated with death benefits under "Estate, gift, and generation-skipping taxes."

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with IncentiveLife Legacy(R) III or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------


   --------------------------------------------------------------------------
   1.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
     WILL PAY                                                              6
   --------------------------------------------------------------------------
   Tables of policy charges                                                6
   How we allocate charges among your investment options                   8
   Changes in charges                                                      8

   --------------------------------------------------------------------------
   2.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
     RISKS                                                                 9
   --------------------------------------------------------------------------
   How you can pay for and contribute to your policy                       9
   The minimum amount of premiums you must pay                            10
   You can guarantee that your policy will not terminate before a
     certain date                                                         10
   You can elect a "paid up" death benefit guarantee                      11
   You can receive an accelerated death benefit under the Long
     Term Care Services/SM/ Rider                                         11
   Investment options within your policy                                  11
   About your life insurance benefit                                      12
   Alternative higher death benefit in certain cases                      12
   You can increase or decrease your insurance coverage                   13
   Accessing your money                                                   14
   Risks of investing in a policy                                         14
   How the IncentiveLife Legacy(R) III variable life insurance policy is
     available                                                            15

   --------------------------------------------------------------------------
   3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                      16
   --------------------------------------------------------------------------
   How to reach us                                                        17
   About our MONY America Variable Account K                              17
   Your voting privileges                                                 18
   About the Trusts                                                       18

   --------------------------------------------------------------------------
   4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                  19
   --------------------------------------------------------------------------
   Portfolios of the Trusts                                               20

   --------------------------------------------------------------------------
   5. DETERMINING YOUR POLICY'S VALUE                                     28
   --------------------------------------------------------------------------
   Your policy account value                                              28

-------------
"We,""our," and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.
When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prosepectus does not offer IncentiveLife Legacy(R) III anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                          CONTENTS OF THIS PROSPECTUS

    -----------------------------------------------------------------------
    6.TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
      OPTIONS                                                           29
    -----------------------------------------------------------------------
    Transfers you can make                                              29
    How to make transfers                                               29
    Our automatic transfer service                                      29
    Our asset rebalancing service                                       30

    -----------------------------------------------------------------------
    7.ACCESSING YOUR MONEY                                              31
    -----------------------------------------------------------------------
    Borrowing from your policy                                          31
    Loan extension (for guideline premium test policies only)           32
    Making withdrawals from your policy                                 33
    Surrendering your policy for its net cash surrender value           33
    Your option to receive a terminal illness living benefit            33

    -----------------------------------------------------------------------
    8.TAX INFORMATION                                                   35
    -----------------------------------------------------------------------
    Basic income tax treatment for you and your beneficiary             35
    Tax treatment of distributions to you (loans, partial withdrawals, and full surrender; impact of certain policy changes and
      transactions)                                                     35
    Tax treatment of living benefits rider or Long Term Care
      Services/SM/ Rider under a policy with the applicable rider       36
    Business and employer owned policies                                37
    Requirement that we diversify investments                           38
    Estate, gift, and generation-skipping taxes                         38
    Pension and profit-sharing plans                                    38
    Split-dollar and other employee benefit programs                    38
    ERISA                                                               38
    Our taxes                                                           39
    When we withhold taxes from distributions                           39
    Possibility of future tax changes and other tax information         39

    -----------------------------------------------------------------------
    9.MORE INFORMATION ABOUT POLICY FEATURES AND
      BENEFITS                                                          41
    -----------------------------------------------------------------------
    Guarantee premium test for no lapse guarantees                      41
    Paid up death benefit guarantee                                     41
    Other benefits you can add by rider                                 42
    Variations among IncentiveLife Legacy(R) III policies               47
    Your options for receiving policy proceeds                          47
    Your right to cancel within a certain number of days                48

    -----------------------------------------------------------------------
    10.MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                    49
    -----------------------------------------------------------------------
    Deducting policy charges                                            49
    Charges that the Trusts deduct                                      52

     ----------------------------------------------------------------------
     11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY     53
     ----------------------------------------------------------------------
     Dates and prices at which policy events occur                      53
     Policy issuance                                                    54
     Ways to make premium and loan payments                             54
     Assigning your policy                                              54
     You can change your policy's insured person                        55
     Requirements for surrender requests                                55
     Gender-neutral policies                                            55
     Future policy exchanges                                            55
     Broker transaction authority                                       55

     ----------------------------------------------------------------------
     12.MORE INFORMATION ABOUT OTHER MATTERS                            56
     ----------------------------------------------------------------------
     About our general account                                          56
     Transfers of your policy account value                             56
     Telephone and Internet requests                                    57
     Suicide and certain misstatements                                  58
     When we pay policy proceeds                                        58
     Changes we can make                                                58
     Reports we will send you                                           58
     Distribution of the policies                                       59
     Legal proceedings                                                  61

     ----------------------------------------------------------------------
     13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE   ACCOUNT K AND
        MONY AMERICA                                                    62
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
     14.PERSONALIZED ILLUSTRATIONS                                      63
     ----------------------------------------------------------------------
     Illustrations of policy benefits                                   63

    -----------------------------------------------------------------------
    APPENDICES
    -----------------------------------------------------------------------
      I  --  Hypothetical illustrations                                 I-1
     II  --  State policy availability and/or variations of certain
               features and benefits                                   II-1
    III  --  Calculating the alternate death benefit                  III-1

     ----------------------------------------------------------------------
     REQUESTING MORE INFORMATION
       Statement of additional information
       Table of contents
     ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                       PAGE

                   account value                          29
                   actual premium fund value              41
                   Administrative Office                  17
                   age; age at issue                      54
                   Allocation Date                        11
                   alternative death benefit               9
                   amount at risk                         50
                   anniversary                             9
                   assign; assignment                     54
                   automatic transfer service             53
                   AXA Equitable                           8
                   AXA Financial, Inc.                    16
                   basis                                  36
                   beneficiary                            12
                   business day                           53
                   Cash Surrender Value                   33
                   Code                                   35
                   collateral                             31
                   commencement of insurance coverage     54
                   cost of insurance charge               39
                   cost of insurance rates                50
                   day                                     8
                   default                                10
                   disruptive transfer activity           29
                   dollar cost averaging service          29
                   extended no lapse guarantee            10
                   face amount                            12
                   grace period                           36
                   guaranteed interest option             12
                   guarantee premium test                 41
                   Guaranteed Interest Account            12
                   IncentiveLife Legacy(R) III             9
                   initial premium                        11
                   insured person                         12
                   Internet                               17
                   investment funds                       11
                   investment options                  cover
                   investment start date                  54
                   issue date                             11
                   lapse                                  10
                   loan extension                         32
                   loan, loan interest                    31
                   Long Term Care Services/SM/ Rider      11
                   Market Stabilizer Option(R)            12

                                                         PAGE

                  market timing                             17
                  Money Market Lock-in Period               11
                  mortality and expense risk charge          7
                  modified endowment contract                9
                  month, year                               44
                  monthly deduction                          8
                  MONY Access Account                       47
                  MONY America                           cover
                  MONY America Variable Account K           17
                  net cash surrender value                  33
                  no lapse guarantee premium fund value     41
                  no lapse guarantee                        10
                  Option A, B                               12
                  our                                        3
                  owner                                      3
                  paid up                                   14
                  paid up death benefit guarantee           14
                  partial withdrawal                        33
                  payments                                  50
                  planned periodic premium                   9
                  policy                                 cover
                  Portfolio                              cover
                  premium payments                           9
                  prospectus                             cover
                  rebalancing                               30
                  receive                                   50
                  register date                             54
                  restored, restoration                     47
                  riders                                     9
                  SEC                                    cover
                  state                                      3
                  subaccount                                17
                  surrender                                 34
                  surrender charge                       6, 47
                  target premium                            59
                  transfers                                 29
                  Trusts                                 cover
                  units                                     28
                  unit values                               17
                  us                                         3
                  variable investment options            cover
                  we                                        12
                  withdrawals                               33
                  you, your                                  3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."

----------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
PREMIUM CHARGE/(1)/  From each premium               9%, if the extended no lapse guarantee rider is in
                                                     effect.

                                                                            - or -

                                                     8%, if the extended no lapse guarantee rider is not
                                                     in effect.
SURRENDER (TURNING   Upon surrender                  Initial surrender charge per $1,000 of initial base
IN) OF YOUR POLICY                                   policy face amount or per $1,000 of requested base
DURING ITS FIRST 15                                  policy face amount increase:/(3)/
YEARS OR THE FIRST                                   Highest: $48.52
15 YEARS AFTER YOU                                   Lowest: $11.72
HAVE REQUESTED AN                                    Representative: $20.24
INCREASE IN YOUR
POLICY'S FACE
AMOUNT/(2)/
REQUEST A DECREASE   Effective date of the decrease  A pro rata portion of the charge that would apply to
IN YOUR POLICY'S                                     a full surrender at the time of the decrease.
FACE AMOUNT
TRANSFERS AMONG      Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
ADDING THE TERMINAL  At the time of the transaction  $100 (if elected after policy issue)
ILLNESS LIVING
BENEFIT RIDER
EXERCISE OF OPTION   At the time of the transaction  $250
TO RECEIVE THE
TERMINAL ILLNESS
LIVING BENEFIT

SPECIAL SERVICES
CHARGES

..   Wire transfer    At the time of the transaction  Current and Maximum Charge: $90 charge/(6)/

..   Express mail     At the time of the transaction  Current and Maximum Charge: $35 charge/(6)/

..   Policy           At the time of the transaction  Current and Maximum Charge: $25 illustration
    charge/(7)/

..   Duplicate        At the time of the transaction  Current and Maximum Charge: $35 policy
    charge/(7)/

..   Policy history   At the time of the transaction  Current and Maximum Charge: $50 charge/(7)(8)/

..   Charge for       At the time of the transaction  Current and Maximum Charge: $25 returned
    payments/(7)/
----------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------
 PERIODIC CHARGES
 OTHER THAN UNDERLYING
 TRUST PORTFOLIO
 OPERATING EXPENSES
--------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
COST OF INSURANCE           Monthly           Charge per $1,000 of the amount for which we
CHARGE/(9)(10)/                               are at risk:/(11)/
                                              Highest: $83.34
                                              Lowest: $0.02
                                              Representative: $0.10/(12)/
--------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES
 OTHER THAN UNDERLYING
 TRUST PORTFOLIO
 OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED            AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
MORTALITY AND        Monthly                            0.85% (annual rate) of your value in our variable
EXPENSE RISK CHARGE                                     investment options.
----------------------------------------------------------------------------------------------------------
ADMINISTRATIVE       Monthly                            (1) Current Amount          Maximum Amount
CHARGE/(9)/                                             Deducted                    Deducted

                                                          $10
                                                                                      $15

                                                                      -plus-
                                                        (2) Charge per $1,000 of the initial base policy
                                                        face amount and any requested base policy face
                                                        amount increase that exceeds the highest pre-
                                                        vious face amount:
                                                        Highest: $1.20
                                                        Lowest: $0.05
                                                        Representative: $0.11/(4)/
LOAN INTEREST        On each policy anniversary (or on  1% of loan amount.
SPREAD/(13)/         loan termination, if earlier)
OPTIONAL RIDER       While the rider is in effect
CHARGES

CHILDREN'S TERM      Monthly                            Charge per $1,000 of rider benefit amount:
INSURANCE                                               $0.50

DISABILITY           Monthly                            Percentage of all other monthly charges:
DEDUCTION WAIVER                                        Highest: 132%
                                                        Lowest: 7%
                                                        Representative: 12%/(12)/

OPTION TO PURCHASE   Monthly                            Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE                                    Highest: $0.17
                                                        Lowest: $0.04
                                                        Representative: $0.16/(14)/

EXTENDED NO LAPSE    Monthly                            (1) Charge per $1,000 of the initial base policy
GUARANTEE                                               face amount, and per $1,000 of any requested
                                                        base policy face amount increase that exceeds the
                                                        highest previous face amount:
                                                        Highest: $0.05
                                                        Lowest: $0.01
                                                        Representative: $0.02/(4)/

                                                                      -plus-

                                                        (2) Percentage of Separate Account Fund Value
                                                        charge: 0.15% (annual rate) of your value in our
                                                        variable investment options.

LONG TERM CARE       Monthly                            Charge per $1,000 of the amount for which we
SERVICES/SM/                                            are at risk:/(15)/
RIDER/(15)/                                             With the optional Nonforfeiture Benefit:
                                                        Highest: $2.94
                                                        Lowest: $0.25
                                                        Representative: $0.53/(14)/
                                                        Without the optional Nonforfeiture Benefit:
                                                        Highest: $2.67
                                                        Lowest: $0.22
                                                        Representative: $0.49/(14)/
----------------------------------------------------------------------------------------------------------

(1)We currently deduct 8% of each premium payment in policy years one and two and 6% thereafter if the extended no lapse guarantee rider is not in effect. If the extended no lapse guarantee is in effect, we deduct 9% of each premium payment in years one and two and 7% thereafter. Any premium received in the 24th month following policy issuance will also attract the lower premium charge of 6% (if the extended no lapse guarantee rider is not in effect) or 7% (if the extended no lapse guarantee rider is in effect).

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(2)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(3)The initial amount of surrender charge depends on each policy's specific characteristics.
(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(6)Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(9)Not applicable after the insured person reaches age 121.
(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 2.5% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.
(14)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and, for the Long-Term Care Services/SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(15)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.

----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 (expenses that are deducted from               Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/  0.62%  7.45%
----------------------------------------------------------------------------------------------------------------

(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2015 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2015. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.62%  1.66%
-----------------------------------------------------------------------------------------------------------------------------

   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Charter/SM/ Small Cap Growth Portfolio.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

IncentiveLife Legacy(R) III is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an IncentiveLife Legacy(R) III policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the IncentiveLife Legacy(R) III policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the IncentiveLife Legacy(R) III policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and cash value accumulation test to see the possible impact of including future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF THE NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 15 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus); and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added at issue to the policy that provides a longer guarantee period than described above with a higher premium requirement, provided you elect death benefit Option A. The length of your policy's guarantee period will range from 20 to 40 years, depending on the insured's age when we issue the policy.

The monthly cost of this rider and the required premium vary by the individual characteristics of the insured and the face amount of the policy. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES. FOR THE EXTENDED NO LAPSE GUARANTEE RIDER, YOUR DEATH BENEFIT MUST ALWAYS HAVE BEEN OPTION A. THE
NO LAPSE GUARANTEE IS NOT IMPACTED BY YOUR CHOICE OF DEATH BENEFIT OPTION.
--------------------------------------------------------------------------------

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received a living benefit on account of terminal illness at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider subject to any Nonforfeiture Benefit, if elected.

The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long Term Care Services/SM/ Rider. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus,

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation Series investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (1.5% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

MARKET STABILIZER OPTION(R) ("MSO"). The MSO rider, if available under your policy, provides you with the option to participate in the performance of the S&P 500 Price Return Index. Please see the separate Market Stabilizer Option(R) prospectus for more information.

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 1.5% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an IncentiveLife Legacy(R) III policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated. If you have elected the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
--------------------------------------------------------------------------------

----------------------------------------------
AGE:*  40 AND UNDER  45   50   55   60    65
----------------------------------------------
 %:       250%      215% 185% 150% 130%  120%
----------------------------------------------
AGE:    70   75-90   91   92   93  94 AND OVER
----------------------------------------------
 %:    115%  105%   104% 103% 102%   101%
----------------------------------------------

*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."
--------------------------------------------------------------------------------
YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIRST YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES THE MAXIMUM AGE FOR CHANGES TO OPTION B SHOWN IN THEIR POLICY.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please also refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge, administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services Rider/SM/" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider before coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information .

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVELIFE LEGACY(R) III VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

IncentiveLife Legacy(R) III is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. IncentiveLife Legacy(R) III is generally available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Boulevard, Jersey City, NJ 07310.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- Life Operations
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- Life Operations
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day - 7 days a week through our Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com

--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378

--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s) and beneficiaries; and

(5)authorization for transfers by your financial professional.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address
(1) by toll-free phone and assisted service, (2) over the Inter-net, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. You can transfer among investment options using (2) and
(3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Inter-net, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR MONY AMERICA VARIABLE ACCOUNT K

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account K. We established MONY America Variable Account K under Arizona Insurance Law in 2013. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

legal owner of all of the assets in MONY America Variable Account K and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account K that represent our investments in MONY America Variable Account K or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account K reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account K is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account K. Although MONY America Variable Account K is registered, the SEC does not monitor the activity of MONY America Variable Account K on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account K available under IncentiveLife Legacy(R) III invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account K immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account K (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account K in the same proportion as the instructions we receive from holders of IncentiveLife Legacy(R) III and other policies that MONY America Variable Account K supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B                                                                                     AXA
 SHARES PORTFOLIO                                                   INVESTMENT MANAGER (OR         VOLATILITY
 NAME                OBJECTIVE                                      SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
--------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through a   .   AXA Equitable Funds
  MULTI-SECTOR BOND  combination of current income and capital          Management Group, LLC
                     appreciation.
--------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP GROWTH                                                            Management Group, LLC
--------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP VALUE                                                             Management Group, LLC

-------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                       AXA
 SHARES PORTFOLIO                                                      INVESTMENT MANAGER (OR         VOLATILITY
 NAME                OBJECTIVE                                         SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current  .   AXA Equitable Funds
  MODERATE GROWTH -  income, with a greater emphasis on current            Management Group, LLC
  ALT 15             income.
-------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and current  .   AXA Equitable Funds
  ALT 20             income.                                               Management Group, LLC
-------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current  .   AXA Equitable Funds
  AGGRESSIVE - ALT   income, with a greater emphasis on capital            Management Group, LLC
  25                 appreciation.
-------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of capital      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         with an emphasis on risk-adjusted returns and     .   AXA Equitable Funds
                     managing volatility in the Portfolio.                 Management Group, LLC
                                                                       .   BlackRock Investment
                                                                           Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of capital      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         with an emphasis on risk-adjusted returns and     .   AXA Equitable Funds
                     managing volatility in the Portfolio.                 Management Group, LLC
                                                                       .   BlackRock Investment
                                                                           Management, LLC
-------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                        AXA
 SHARES PORTFOLIO                                                       INVESTMENT MANAGER (OR         VOLATILITY
 NAME                OBJECTIVE                                          SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of capital       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         with an emphasis on risk-adjusted returns and      .   AXA Equitable Funds
                     managing volatility in the Portfolio.                  Management Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
--------------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and current   .   AXA Equitable Funds        (check mark)
  STRATEGY           income.                                                Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of capital, with   .   AXA Equitable Funds        (check mark)
  GROWTH STRATEGY    a greater emphasis on current income.                  Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.              .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                  Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY with an emphasis on risk-adjusted returns and          Management Group, LLC
                     managing volatility in the Portfolio.              .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Morgan Stanley Investment
                                                                            Management Inc.
                                                                        .   OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY  Seeks long-term capital appreciation and current   .   AXA Equitable Funds        (check mark)
                     income, with a greater emphasis on capital             Management Group, LLC
                     appreciation.
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital       .   AXA Equitable Funds        (check mark)
  CORE MANAGED       with an emphasis on risk-adjusted returns and          Management Group, LLC
  VOLATILITY         managing volatility in the Portfolio.              .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   EARNEST Partners, LLC
                                                                        .   Massachusetts Financial
                                                                            Services Company d/b/a
                                                                            MFS Investment Management
                                                                        .   Hirayama Investments, LLC
                                                                        .   WHV Investment Management
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY with an emphasis on risk-adjusted returns and      .   AXA Equitable Funds
                     managing volatility in the Portfolio.                  Management Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-term      .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      growth of income, accompanied by growth of             Management Group, LLC
  VOLATILITY         capital with an emphasis on risk-adjusted          .   BlackRock Investment
                     returns and managing volatility in the Portfolio.      Management, LLC
                                                                        .   Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of capital       .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY with an emphasis on risk-adjusted returns and          Management Group, LLC
                     managing volatility in the Portfolio.              .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Capital Guardian Trust
                                                                            Company
                                                                        .   Institutional Capital LLC
                                                                        .   Thornburg Investment
                                                                            Management, Inc.
--------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                         AXA
 SHARES PORTFOLIO                                                        INVESTMENT MANAGER (OR         VOLATILITY
 NAME                  OBJECTIVE                                         SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Seeks to provide long-term capital growth with    .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED       an emphasis on risk-adjusted returns and              Management Group, LLC
  VOLATILITY           managing volatility in the Portfolio.             .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   Marsico Capital
                                                                             Management, LLC
                                                                         .   T. Rowe Price Associates,
                                                                             Inc.
                                                                         .   Wells Capital Management,
                                                                             Inc.
---------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Seeks to achieve long-term growth of capital      .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY   with an emphasis on risk-adjusted returns and     .   AXA Equitable Funds
                       managing volatility in the Portfolio.                 Management Group, LLC
                                                                         .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   Massachusetts Financial
                                                                             Services Company d/b/a
                                                                             MFS Investment Management
---------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES      Seeks to achieve capital appreciation.            .   Loomis, Sayles & Company,
  GROWTH                                                                     L.P.
---------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Seeks to achieve long-term capital appreciation   .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY   with an emphasis on risk-adjusted returns and         Management Group, LLC
                       managing volatility in the Portfolio.             .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   Diamond Hill Capital
                                                                             Management, Inc.
                                                                         .   Wellington Management
                                                                             Company, LLP
---------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Seeks long-term capital appreciation and current  .   AXA Equitable Funds        (check mark)
  STRATEGY             income, with a greater emphasis on current            Management Group, LLC
                       income.
---------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.     .   AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and         .   BlackRock Investment
  VALUE EQUITY         secondarily, income.                                  Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and income to       .   Boston Advisors, LLC
  EQUITY INCOME        achieve an above-average and consistent total
                       return.
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital appreciation.  .   Calvert Investment
  RESPONSIBLE                                                                Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Seeks to achieve long-term growth of capital.     .   Capital Guardian Trust
  RESEARCH                                                                   Company
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Seeks to achieve a total return before expenses   .   AllianceBernstein L.P.
  INDEX                that approximates the total return performance
                       of the Russell 3000 Index, including
                       reinvestment of dividends, at a risk level
                       consistent with that of the Russell 3000 Index.
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                            AXA
 SHARES PORTFOLIO                                                           INVESTMENT MANAGER (OR         VOLATILITY
 NAME                OBJECTIVE                                              SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses        .   AXA Equitable Funds
                     that approximates the total return performance of          Management Group, LLC
                     the Barclays Intermediate U.S. Government/Credit       .   SSgA Funds Management,
                     Index, including reinvestment of dividends, at a           Inc.
                     risk level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Index.
----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses        .   AllianceBernstein L.P.
                     that approximates the total return performance
                     of the S&P 500 Index, including reinvestment of
                     dividends, at a risk level consistent with that of
                     the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.                 .   GAMCO Asset Management,
  AND ACQUISITIONS                                                              Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                .   GAMCO Asset Management,
  COMPANY VALUE                                                                 Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and current            .   AXA Equitable Funds
                     income.                                                    Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   First International
                                                                                Advisors, LLC
                                                                            .   Wells Capital Management,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses        .   AXA Equitable Funds
  GOVERNMENT BOND    that approximates the total return performance of          Management Group, LLC
                     the Barclays Intermediate U.S. Government Bond         .   SSgA Funds Management,
                     Index, including reinvestment of dividends, at a           Inc.
                     risk level consistent with that of the Barclays
                     Intermediate U.S. Government Bond Index.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses)      .   AllianceBernstein L.P.
  EQUITY INDEX       that approximates the total return performance of
                     a composite index comprised of 40% DJ EURO
                     STOXX 50 Index, 25% FTSE 100 Index, 25%
                     TOPIX Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a risk level
                     consistent with that of the composite index.
----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and income.            .   Invesco Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.       .   J.P. Morgan Investment
  OPPORTUNITIES                                                                 Management Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses        .   AllianceBernstein L.P.
  INDEX              that approximates the total return performance of
                     the Russell 1000 Growth Index, including
                     reinvestment of dividends at a risk level consistent
                     with that of the Russell 1000 Growth Index.
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses        .   SSgA Funds Management,
  INDEX              that approximates the total return performance of          Inc.
                     the Russell 1000 Value Index, including
                     reinvestment of dividends, at a risk level consistent
                     with that of the Russell 1000 Value Index.
----------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                 .   Massachusetts Financial
  INTERNATIONAL                                                                 Services Company d/b/a
  GROWTH                                                                        MFS Investment Management
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                             AXA
 SHARES PORTFOLIO                                                            INVESTMENT MANAGER (OR         VOLATILITY
 NAME                OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that    .   SSgA Funds Management,
                     approximates the total return performance of the            Inc.
                     S&P Mid Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income,         .   The Dreyfus Corporation
                     preserve its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                        .   Morgan Stanley Investment
  MID CAP GROWTH                                                                 Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of                 .   Pacific Investment
  SHORT BOND         traditional money market products while                     Management Company LLC
                     maintaining an emphasis on preservation of
                     capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent         .   AllianceBernstein L.P.
                     with moderate risk to capital.                          .   AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                             .   Pacific Investment
                                                                                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before       .   AllianceBernstein L.P.
  INDEX              expenses) the total return of the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation         .   T. Rowe Price Associates,
  GROWTH STOCK       and secondarily, income.                                    Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital           .   UBS Global Asset
  INCOME             appreciation with income as a secondary                     Management (Americas) Inc.
                     consideration.
-----------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.              .   Wells Capital Management,
  OMEGA GROWTH                                                                   Inc.
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.           .   AXA Equitable Funds
  AGGRESSIVE EQUITY                                                              Management Group, LLC
                                                                             .   AllianceBernstein L.P.
                                                                             .   ClearBridge Investments,
                                                                                 LLC
                                                                             .   Marsico Capital
                                                                                 Management, LLC
                                                                             .   Scotia Institutional
                                                                                 Asset Management US, Ltd.
                                                                             .   T. Rowe Price Associates,
                                                                                 Inc.
                                                                             .   Westfield Capital
                                                                                 Management Company, L.P.
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current              .   AXA Equitable Funds
  BOND               income and capital appreciation, consistent with            Management Group, LLC
                     a prudent level of risk.                                .   BlackRock Financial
                                                                                 Management, Inc.
                                                                             .   Pacific Investment
                                                                                 Management Company LLC
                                                                             .   SSgA Funds Management,
                                                                                 Inc.
-----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                    AXA
 SHARES PORTFOLIO                                                   INVESTMENT MANAGER (OR         VOLATILITY
 NAME                OBJECTIVE                                      SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
MULTIMANAGER MID     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP GROWTH                                                            Management Group, LLC
                                                                    .   AllianceBernstein L.P.
                                                                    .   BlackRock Investment
                                                                        Management, LLC
                                                                    .   Franklin Advisers, Inc.
                                                                    .   Wellington Management
                                                                        Company, LLP
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP VALUE                                                             Management Group, LLC
                                                                    .   BlackRock Investment
                                                                        Management, LLC
                                                                    .   Diamond Hill Capital
                                                                        Management, Inc.
                                                                    .   Knightsbridge Asset
                                                                        Management, LLC
                                                                    .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  TECHNOLOGY                                                            Management Group, LLC
                                                                    .   Allianz Global Investors
                                                                        U.S. LLC
                                                                    .   SSgA Funds Management,
                                                                        Inc.
                                                                    .   Wellington Management
                                                                        Company, LLP
--------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                            INVESTMENT MANAGER
 FUNDS) - SERIES II                                                   (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                        APPLICABLE)
------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   through growth of capital and current income.    .   Invesco Asset Management
                                                                          Limited
------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term     .   Invesco Advisers, Inc.
  INTERNATIONAL      growth of capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term     .   Invesco Advisers, Inc.
  CAP CORE EQUITY    growth of capital.
  FUND
------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term     .   Invesco Advisers, Inc.
  CAP EQUITY FUND    growth of capital.

------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income  .   American Century
  MID CAP VALUE FUND is a secondary objective.                            Investment Management,
                                                                          Inc.

---------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                        INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                          SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you  .   Capital Research and
  CAPITALIZATION      with long-term growth of capital.                      Management Company
  FUND/SM/
---------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term       .   Capital Research and
                      capital appreciation.                                  Management Company
---------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

---------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST - CLASS 2                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                     LLC
---------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                          Services, LLC
---------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                               .   Franklin Advisory
  VALUE VIP FUND                                                                     Services, LLC
---------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
---------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                       .   Templeton Asset
  DEVELOPING                                                                         Management Ltd.
  MARKETS VIP FUND
---------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation     .   Franklin Advisers, Inc.
  BOND VIP FUND      of capital. Capital appreciation is a secondary
                     consideration.
---------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                             .   Templeton Global Advisors
  VIP FUND                                                                           Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER
 PORTFOLIOS                                                                    (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.                                               INVESTMENT MANAGER
 - SERVICE SHARES                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                        INVESTMENT MANAGER
 - SERVICE CLASS                                                         (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                           APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                           Services Company
  SERIES
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST                                                                   INVESTMENT MANAGER
 - ADVISOR CLASS                                                                   (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

 T. ROWE PRICE                                                                    INVESTMENT MANAGER
 EQUITY SERIES,                                                                   (OR SUB-ADVISER(S), AS
 INC. PORTFOLIO NAME  OBJECTIVE                                                   APPLICABLE)
----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income as well as long-term  .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.         Inc.
  PORTFOLIO - II

--------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                      INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 1.5% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:

..   if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 2.5% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.5% for the first fifteen policy years and 1.5% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 1.5% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium

                             ACCESSING YOUR MONEY
payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.

                             ACCESSING YOUR MONEY

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM /Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

                             ACCESSING YOUR MONEY

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
--------------------------------------------------------------------------------

                             ACCESSING YOUR MONEY

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An IncentiveLife Legacy(R) III policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying, not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

                                TAX INFORMATION

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase .of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated

                                TAX INFORMATION
death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable and may reduce your investment in the policy. Generally the income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (not below zero) and will not be taxable. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee directly to their provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction.

                                TAX INFORMATION

The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.340 million in 2014). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2014, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for exam ple, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5 million amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

                                TAX INFORMATION

NEW 3.8 % TAX ON NET INVESTMENT INCOME OR "NII". The new 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income beginning in 2014.

Even though this section in the Prospectus discusses consequences to United States individuals, you should be aware that the Foreign Account Tax Compliance Act (FATCA) which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason, AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable

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                                TAX INFORMATION
state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account K, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account K.

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                                TAX INFORMATION

9. More information about policy features and benefits

--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation Series investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider before continuation of coverage under any Nonforfeiture Benefit.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account

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              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS
value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix II:
Policy variations" later in this prospectus for more information.

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation Series investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation Series investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation Series investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long Term Care Services/SM/ Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

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..   charitable legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The chart below details the issue age and extended no lapse guarantee period for the rider. The policy guaranteed interest option will not apply while the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option.

-------------------------------------------------
 ISSUE AGE  EXTENDED NO LAPSE GUARANTEE PERIOD
-------------------------------------------------
  0-35      40 years from issue age

  36-45     Period extends until attained age 75

  46-60     30 years from issue age
  61-70     Period extends until attained age 90
-------------------------------------------------

If you elect this rider at issue, the investment options available to you will be restricted to the guaranteed interest option and the AXA Strategic Allocation Series investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured and the face amount of the policy. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

At issue and while the rider is in effect, we currently limit your investment options under the policy to the AXA Strategic Allocation Series investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

..   RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

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   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES/SM/ RIDER. (PLEASE SEE APPENDIX II LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS.) The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any Period of coverage (see below), the maximum Total Benefit is determined as of the first day of that Period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit

-------------
(1)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.

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is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

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After a period of coverage ends before coverage is continued as a Nonforfeiture
Benefit:

1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

7. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or
(c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

NONFORFEITURE BENEFIT

For a higher monthly charge, you can elect the Long-Term Care Services/SM/ Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
(a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were inforce for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)One month's maximum monthly benefit and

(b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

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The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy;

(3)Your policy terminates without value at the end of a grace period; or

(4)You elect a Paid Up death benefit guarantee.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture Benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an accredited 501(c) organization under IRS Code 170. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.

VARIATIONS AMONG INCENTIVELIFE LEGACY(R) III POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of IncentiveLife Legacy(R) III where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with IncentiveLife Legacy(R) III. We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy or see Appendix II later in this prospectus for more information.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will

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send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

In addition, if the extended no lapse guarantee is in effect, we deduct 1% from each premium payment during the extended no lapse guarantee period. This additional charge is designed, in part, to compensate us for the additional insurance risk we take on in providing this rider and the administrative costs involved with maintaining it.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $11.72 and $48.52 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

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.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you
elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Subject to any necessary regulatory approvals, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Legacy(R) III policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Legacy(R) III policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an

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insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. Currently we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.05 and $1.20 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. EXTENDED NO LAPSE GUARANTEE. If you choose this rider we deduct between $0.01 and $0.05 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month while the rider is in effect. The rate per $1,000 that is charged depends upon the individual characteristics of the insured and the face amount of the policy.

We also deduct a monthly charge at an annual rate of 0.15% of the value in your policy's variable investment options each month while the rider is in effect.

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See "Premium charge" under "Deducting policy charges" earlier in this Section for more information.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

THIRD PARTY AGREEMENTS. If we have entered into a prior written agreement that authorizes your financial professional to submit transfer requests and/or changes to allocation instructions on your behalf, any such transfer request or change to allocation instructions will be considered received by us on the business day it arrives from your financial professional in complete and proper form at our Administrative Office, or via the appropriate telephone or fax number if the item is of the type we accept by those means. We may terminate any such agreement at any time without prior notice.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's Investment Start Date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

..   request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

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EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office: and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and

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"Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of IncentiveLife Legacy(R) III in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for IncentiveLife Legacy(R) III policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your allocation instructions by telephone, mail, facsimile or electronically from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

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We offer investment options with underlying portfolios that are part of AXA
Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa.com or us.axa.com for those outside the U.S., if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S., Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During

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times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 1.5% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account K operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to IncentiveLife Legacy(R) III from one investment option and put them into another;

..   end the registration of, or re-register, MONY America Variable Account K under the Investment Company Act of 1940;

..   operate MONY America Variable Account K under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policyown-ers (or other persons) that affect MONY America Variable Account K;

..   operate MONY America Variable Account K, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account K an advisory fee. We may make any legal investments we wish for MONY America Variable Account K. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual

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notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
K. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten; plus 2.5% of all other premiums you pay in policy years eleven and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation on a contract in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based

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on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.

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Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

LEGAL PROCEEDINGS

MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account K, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account K, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of MONY America Variable Account K and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account K/(1)/ as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

-------------
(1)The financial statements of MONY America Variable Account K are not included because it commenced operations on December 31, 2013.


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14. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2013 (or expected to be incurred in 2014, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2013. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. Appendix I to this prospectus contains an arithmetic hypothetical illustration.

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Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The first two tables illustrate the policy if it is issued with the extended no lapse guarantee rider with death benefit Option A (the only death benefit option available if this rider is elected). The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be __%, __% and __% for policies with the extended no lapse guarantee rider in effect. For policies without the rider in effect, the corresponding net annual rates of return would be __%, __% and __%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

Tables are provided for each of the two death benefit options if the policy is issued without the extended no lapse guarantee rider. The tables provided for the policy issued with the extended no lapse guarantee rider only illustrate death benefit Option A. The tables headed "Using Current Charges" assume that the current rates for the following charges are deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reductions after the 15th policy year). The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits (other than the extended no lapse guarantee rider, if applicable) have been elected, (ii) no loans or withdrawals are made,
(iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of __% for policies with the extended no lapse guarantee rider in effect (__% for policies without the rider in effect), and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of __% for policies with the extended no lapse guarantee rider in effect (__% for policies without the rider in effect). These rates are the arithmetic average for all Portfolios that are available as investment options for each table. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III WITH EXTENDED NO LAPSE GUARANTEE RIDER
$____ FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $____*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST

------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1         $
------------------------------------------------------------------------------------------------------------
   2         $
------------------------------------------------------------------------------------------------------------
   3         $
------------------------------------------------------------------------------------------------------------
   4         $
------------------------------------------------------------------------------------------------------------
   5         $
------------------------------------------------------------------------------------------------------------
   6         $
------------------------------------------------------------------------------------------------------------
   7         $
------------------------------------------------------------------------------------------------------------
   8         $
------------------------------------------------------------------------------------------------------------
   9         $
------------------------------------------------------------------------------------------------------------
  10         $
------------------------------------------------------------------------------------------------------------
  15         $
------------------------------------------------------------------------------------------------------------
  20         $
------------------------------------------------------------------------------------------------------------
  25         $
------------------------------------------------------------------------------------------------------------
  30         $
------------------------------------------------------------------------------------------------------------
  35         $
------------------------------------------------------------------------------------------------------------
  40         $
------------------------------------------------------------------------------------------------------------
  45         $
------------------------------------------------------------------------------------------------------------
  50         $
------------------------------------------------------------------------------------------------------------
  55         $
------------------------------------------------------------------------------------------------------------
  60         $
------------------------------------------------------------------------------------------------------------
  65         $
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III WITH EXTENDED NO LAPSE GUARANTEE RIDER
$____ FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $____*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST

------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1         $
------------------------------------------------------------------------------------------------------------
   2         $
------------------------------------------------------------------------------------------------------------
   3         $
------------------------------------------------------------------------------------------------------------
   4         $
------------------------------------------------------------------------------------------------------------
   5         $
------------------------------------------------------------------------------------------------------------
   6         $
------------------------------------------------------------------------------------------------------------
   7         $
------------------------------------------------------------------------------------------------------------
   8         $
------------------------------------------------------------------------------------------------------------
   9         $
------------------------------------------------------------------------------------------------------------
  10         $
------------------------------------------------------------------------------------------------------------
  15         $
------------------------------------------------------------------------------------------------------------
  20         $
------------------------------------------------------------------------------------------------------------
  25         $
------------------------------------------------------------------------------------------------------------
  30         $
------------------------------------------------------------------------------------------------------------
  35         $
------------------------------------------------------------------------------------------------------------
  40         $
------------------------------------------------------------------------------------------------------------
  45         $
------------------------------------------------------------------------------------------------------------
  50         $
------------------------------------------------------------------------------------------------------------
  55         $
------------------------------------------------------------------------------------------------------------
  60         $
------------------------------------------------------------------------------------------------------------
  65         $
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III
$____ FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $____*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST

------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1         $
------------------------------------------------------------------------------------------------------------
   2         $
------------------------------------------------------------------------------------------------------------
   3         $
------------------------------------------------------------------------------------------------------------
   4         $
------------------------------------------------------------------------------------------------------------
   5         $
------------------------------------------------------------------------------------------------------------
   6         $
------------------------------------------------------------------------------------------------------------
   7         $
------------------------------------------------------------------------------------------------------------
   8         $
------------------------------------------------------------------------------------------------------------
   9         $
------------------------------------------------------------------------------------------------------------
  10         $
------------------------------------------------------------------------------------------------------------
  15         $
------------------------------------------------------------------------------------------------------------
  20         $
------------------------------------------------------------------------------------------------------------
  25         $
------------------------------------------------------------------------------------------------------------
  30         $
------------------------------------------------------------------------------------------------------------
  35         $
------------------------------------------------------------------------------------------------------------
  40         $
------------------------------------------------------------------------------------------------------------
  45         $
------------------------------------------------------------------------------------------------------------
  50         $
------------------------------------------------------------------------------------------------------------
  55         $
------------------------------------------------------------------------------------------------------------
  60         $
------------------------------------------------------------------------------------------------------------
  65         $
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III
$____ FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $____*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST

------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1         $
------------------------------------------------------------------------------------------------------------
   2         $
------------------------------------------------------------------------------------------------------------
   3         $
------------------------------------------------------------------------------------------------------------
   4         $
------------------------------------------------------------------------------------------------------------
   5         $
------------------------------------------------------------------------------------------------------------
   6         $
------------------------------------------------------------------------------------------------------------
   7         $
------------------------------------------------------------------------------------------------------------
   8         $
------------------------------------------------------------------------------------------------------------
   9         $
------------------------------------------------------------------------------------------------------------
  10         $
------------------------------------------------------------------------------------------------------------
  15         $
------------------------------------------------------------------------------------------------------------
  20         $
------------------------------------------------------------------------------------------------------------
  25         $
------------------------------------------------------------------------------------------------------------
  30         $
------------------------------------------------------------------------------------------------------------
  35         $
------------------------------------------------------------------------------------------------------------
  40         $
------------------------------------------------------------------------------------------------------------
  45         $
------------------------------------------------------------------------------------------------------------
  50         $
------------------------------------------------------------------------------------------------------------
  55         $
------------------------------------------------------------------------------------------------------------
  60         $
------------------------------------------------------------------------------------------------------------
  65         $
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III
$____ FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $____*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST

------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1         $
------------------------------------------------------------------------------------------------------------
   2         $
------------------------------------------------------------------------------------------------------------
   3         $
------------------------------------------------------------------------------------------------------------
   4         $
------------------------------------------------------------------------------------------------------------
   5         $
------------------------------------------------------------------------------------------------------------
   6         $
------------------------------------------------------------------------------------------------------------
   7         $
------------------------------------------------------------------------------------------------------------
   8         $
------------------------------------------------------------------------------------------------------------
   9         $
------------------------------------------------------------------------------------------------------------
  10         $
------------------------------------------------------------------------------------------------------------
  15         $
------------------------------------------------------------------------------------------------------------
  20         $
------------------------------------------------------------------------------------------------------------
  25         $
------------------------------------------------------------------------------------------------------------
  30         $
------------------------------------------------------------------------------------------------------------
  35         $
------------------------------------------------------------------------------------------------------------
  40         $
------------------------------------------------------------------------------------------------------------
  45         $
------------------------------------------------------------------------------------------------------------
  50         $
------------------------------------------------------------------------------------------------------------
  55         $
------------------------------------------------------------------------------------------------------------
  60         $
------------------------------------------------------------------------------------------------------------
  65         $
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE LEGACY III
$____ FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $____*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST

------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1         $
------------------------------------------------------------------------------------------------------------
   2         $
------------------------------------------------------------------------------------------------------------
   3         $
------------------------------------------------------------------------------------------------------------
   4         $
------------------------------------------------------------------------------------------------------------
   5         $
------------------------------------------------------------------------------------------------------------
   6         $
------------------------------------------------------------------------------------------------------------
   7         $
------------------------------------------------------------------------------------------------------------
   8         $
------------------------------------------------------------------------------------------------------------
   9         $
------------------------------------------------------------------------------------------------------------
  10         $
------------------------------------------------------------------------------------------------------------
  15         $
------------------------------------------------------------------------------------------------------------
  20         $
------------------------------------------------------------------------------------------------------------
  25         $
------------------------------------------------------------------------------------------------------------
  30         $
------------------------------------------------------------------------------------------------------------
  35         $
------------------------------------------------------------------------------------------------------------
  40         $
------------------------------------------------------------------------------------------------------------
  45         $
------------------------------------------------------------------------------------------------------------
  50         $
------------------------------------------------------------------------------------------------------------
  55         $
------------------------------------------------------------------------------------------------------------
  60         $
------------------------------------------------------------------------------------------------------------
  65         $
------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: State policy availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix II earlier in this prospectus for information about the availability of certain features under your policy.

STATES WHERE CERTAIN POLICIES FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   .   Long Term Care Services/TM/   As of February 1, 2014, these
                 Rider                         riders are not available.
             .   Disability Deduction Waiver
                 Rider
             .   Disability Premium Waiver
                 Rider
--------------------------------------------------------------------------------
CONNECTICUT  Long Term Care Services/SM/ Rider In Connecticut, we refer to this rider as the "LONG-TERM CARE
                                               BENEFITS RIDER" (Rider Form No.
                                               R12-10CT (rev.9/13)).

             See "Long Term Care Services/SM/  THE FOLLOWING INFORMATION
             Rider" under "Other benefits you  REPLACES FIRST THREE PARAGRAPHS
             can add by rider" in "More        IN THIS SECTION:
             information about policy          The rider provides for the
             features and benefits"            acceleration of all or part of
                                               the policy death benefit as a
                                               payment of a portion of the
                                               policy's death benefit each
                                               month as a result of the insured
                                               person being a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and who will
                                               require continuous care for the
                                               remainder of his or her life.
                                               Benefits accelerated under this
                                               rider will be treated as a lien
                                               against the policy death benefit
                                               unless benefits are being paid
                                               under the optional Nonforfeiture
                                               Benefit. While this rider is in
                                               force and before any
                                               continuation of coverage under
                                               the optional Nonforfeiture
                                               Benefit, if elected, policy face
                                               amount increases and death
                                               benefit option changes from
                                               Option A to Option B are not
                                               permitted.
                                               An individual qualifies as
                                               "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being expected to require
                                               lifetime confinement in a
                                               long-term care facility or in
                                               the home due to injury or
                                               sickness; or requiring
                                               substantial supervision to
                                               protect such individual from
                                               threats to health and safety due
                                               to cognitive impairment.
                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured
--------------------------------------------------------------------------------

                                     II-1

 APPENDIX II: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
CONNECTICUT                                    person is still a chronically
(CONTINUED)                                    ill individual receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               status of the insured or payout
                                               of the maximum total benefit
                                               amount, benefit payments will
                                               terminate at the end of the
                                               twelve month period. This rider
                                               may not cover all of the costs
                                               associated with long-term care
                                               services during the insured
                                               person's period of coverage.
                                               For a more complete description
                                               of terms used in this section
                                               and conditions of this rider,
                                               please consult your rider policy
                                               form.
                                               The "Extension of Benefits"
                                               feature is not available.
                                               Also see "Long-Term Care
                                               Services/SM/ Rider" policy
                                               variations that may apply
                                               earlier in Appendix II.
----------------------------------------------------------------------------------
FLORIDA      Long Term Care Services/SM/ Rider In Florida, we refer to this
             See "Long Term Care Services      rider as the "Long Term Care
             Rider/SM/" in "Risk/benefit       Insurance Rider" (Rider Form No.
             summary: Charges and expenses     R12-10FL).
             you will pay"                     The monthly charge per $1,000 of
                                               the amount for which we are at
                                               risk is as follows:
                                               With the optional Nonforfeiture
                                               benefit:
                                                  Highest: $1.19
                                                  Lowest: $0.07
                                                  Representative: $0.17
                                               Without the optional
                                               Nonforfeiture benefit:
                                                  Highest: $1.19
                                                  Lowest: $0.07
                                                  Representative: $0.17
             See "Long Term Care Services/SM/  The following paragraph replaces
             Rider" under "Other benefits you  the second paragraph in this
             can add by rider" in "More        section in its entirety:
             information about policy          An individual qualifies as
             features and benefits"            "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being unable to perform, without
                                               substantial assistance from
                                               another person, at least two
                                               activities of daily living for a
                                               period of at least 90 days due
                                               to a loss of functional
                                               capacity; or requiring
                                               substantial supervision for
                                               protection from threats to
                                               health and safety due to severe
                                               cognitive impairment.
                                               The following two sentences
                                               replace the final two sentences
                                               of the third paragraph of this
                                               section in their entirety:
                                               We also, at our own expense, may
                                               have the insured person examined
                                               as often as reasonably necessary
                                               while a claim is pending. This
                                               rider may not cover all of the
                                               costs associated with long-term
                                               care services which may be
                                               incurred by the buyer of this
                                               rider during the insured
                                               person's period of coverage.
----------------------------------------------------------------------------------

                                     II-2

 APPENDIX II: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA                                        ELIMINATION PERIOD
(CONTINUED)                                    The "Elimination Period"
                                               subsection is replaced in its
                                               entirety with the following:
                                               ..  Elimination Period. The
                                                Long-Term Care Insurance Rider
                                                has an elimination period that
                                                is the required period of time
                                                while the rider is in force
                                                that must elapse before any
                                                benefit is available to the
                                                insured person under this
                                                rider. The elimination period
                                                is 90 days, beginning on the
                                                first day of any qualified
                                                long-term care services that
                                                are provided to the insured
                                                person. Generally, benefits
                                                under this rider will not be
                                                paid until the elimination
                                                period is satisfied, and
                                                benefits will not be
                                                retroactively paid for the
                                                elimination period. The
                                                elimination period can be
                                                satisfied by any combination of
                                                days of a long-term care
                                                facility stay or days of home
                                                health care, and the days do
                                                not have to be continuous.
                                                There is no requirement that
                                                the elimination period must be
                                                satisfied within a consecutive
                                                period of 24 months starting
                                                with the month in which such
                                                services are first provided.
                                                The elimination period must be
                                                satisfied only once while this
                                                rider is in effect.
             See "Long Term Care Services/SM/  PERIOD OF COVERAGE
             Rider" under "Other benefits you  The first paragraph of the
             can add by rider" in "More        "Period of coverage" subsection
             information about policy          is replaced in its entirety with
             features and benefits"            the following:
                                               ..  PERIOD OF COVERAGE. The
                                                period of coverage is the
                                                period of time during which the
                                                insured receives services that
                                                are covered under the Long-Term
                                                Care Insurance Rider and for
                                                which benefits are payable.
                                                This begins on the first day
                                                covered services are received
                                                after the end of the
                                                elimination period. A period of
                                                coverage will end on the
                                                earliest of the following dates:
                                               1. the date we receive the
                                               notice of release which must be
                                               sent to us when the insured
                                               person is no longer receiving
                                               qualified long-term care
                                               services;
                                               2. the date we determine the
                                               insured person is no longer
                                               eligible to receive qualified
                                               long-term care services under
                                               this rider;
                                               3. the date you request that we
                                               terminate benefit payments under
                                               this rider;
                                               4. the date the accumulated
                                               benefit lien amount equals the
                                               maximum total benefit (or if
                                               your coverage is continued as a
                                               Nonforfeiture benefit, the date
                                               the maximum total Nonforfeiture
                                               Benefit has been paid out);
                                               5. the date you surrender the
                                               policy (except to the extent of
                                               any Nonforfeiture Benefit you
                                               may have under the rider);

                                               6. the date we make a payment
                                               under the living benefits rider
                                               (for terminal illness) if it
                                               occurs before coverage is
                                               continued as a Nonforfeiture
                                               Benefit; or
                                               7. the date of death of the
                                               insured person.
                                               PREEXISTING CONDITION
                                               No benefits will be provided
                                               under this rider during the
                                               first 180 days from the
                                               effective date of the policy for
                                               long-term care services received
                                               by the insured person due to a
                                               preexisting condition. However,
                                               each day of services received by
                                               the insured person for a
                                               preexisting condition during the
                                               first 180 days that this rider
                                               is in force will count toward
                                               satisfaction of the elimination
                                               period.
--------------------------------------------------------------------------------

                                     II-3

 APPENDIX II: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Long Term Care Services/SM/  The following paragraph replaces
(CONTINUED)  Rider" under "Optional rider      the first paragraph in this
             charges" in "More information     section in its entirety:
             about certain policy charges"     ..  LONG-TERM CARE INSURANCE
                                                RIDER. If you choose this rider
                                                without the Nonforfeiture
                                                Benefit, on a guaranteed basis,
                                                we may deduct between $0.07 and
                                                $1.19 per $1,000 of the amount
                                                for which we are at risk under
                                                the rider from your policy
                                                account value each month. If
                                                you choose this rider with the
                                                Nonforfeiture Benefit, on a
                                                guaranteed basis, we may deduct
                                                between $0.07 and $1.19 per
                                                $1,000 of the amount for which
                                                we are at risk under the rider.
                                                We will deduct this charge
                                                until the insured reaches age
                                                121 while the rider is in
                                                effect, but not when rider
                                                benefits are being paid. The
                                                amount at risk under the rider
                                                depends on the death benefit
                                                option selected under the
                                                policy. For policies with death
                                                benefit Option A, the amount at
                                                risk for the rider is the
                                                lesser of (a) the current
                                                policy face amount, minus the
                                                policy account value (but not
                                                less than zero); and (b) the
                                                current long-term care
                                                specified amount. For policies
                                                with death benefit Option B,
                                                the amount at risk for the
                                                rider is the current long-term
                                                care specified amount. The
                                                current monthly charges for
                                                this rider may be lower than
                                                the maximum monthly charges.
--------------------------------------------------------------------------------

                                     II-4

 APPENDIX II: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix III: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                        120%      120%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                      185.7%    185.7%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

                                     III-1

             APPENDIX III: CALCULATING THE ALTERNATE DEATH BENEFIT

Requesting more information


--------------------------------------------------------------------------------

The Statement of Additional Information ("SAI"), dated February 20, 2015, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510, or asking your financial professional.

You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account K and the policies. You can also review and copy information about MONY America Variable Account K, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is MONY Life Insurance Company of America?                2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to MONY America             2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2

                                                                      811-04234

IncentiveLife Legacy(R) III

Flexible premium variable life insurance policies issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account K.

STATEMENT OF ADDITIONAL INFORMATION DATED
FEBRUARY 20, 2015

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related IncentiveLife Legacy(R) III prospectus, dated February 20, 2015. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account K ("Variable Account K"). We established Variable Account K under Arizona Law in 2013. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is MONY Life Insurance Company of America?               2

        Ways we pay policy proceeds                                  2

        Distribution of the policies                                 2

        Underwriting a policy                                        2

        Insurance regulation that applies to MONY America            2

        Custodian and independent registered public accounting firm  2

        Financial statements                                         2



Copyright 2015. MONY Life Insurance Company of America, Jersey City, NJ 07310.
 All rights reserved. IncentiveLife Legacy(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.

                                                                        #787021

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

MONY AMERICA VARIABLE ACCOUNT K

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES

AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2013, 2012 and 2011, AXA Advisors was paid an administrative services fee of $325,380. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account L, $26,448,677, in 2013, $35,577,146 in 2012 and $25,047,740 in 2011. Of these amounts, for each of these three years, AXA Advisors retained $10,325,528, $19,590,262 and $9,887,586, respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors distribution fees of $32,458,597 in 2013, $5,345,631 in 2012 and $7,639,963 in 2011 as the distributor of certain policies, including these policies, and as the principal underwriter of several MONY America separate accounts, including Variable Account L. Of these amounts, for each of these three years, AXA Distributors retained $1,876,091, $151,941 and $2,957,034, respectively.

UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Variable Account L. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.

[updated information to be filed by Post-Effective Amendment]

FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the sub-accounts of MONY America Variable Account L (referred to elsewhere in this registration statement as Portfolios) and MONY America. The financial statements have been audited by __________, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

__________ also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules.

The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account L.

The financial statements of MONY America Variable Account K are not included because it commenced operations on December 31, 2013.

MONY Life Insurance Company of America

SUPPLEMENT DATED MAY 1, 2014 TO PROSPECTUS DATED FEBRUARY 20, 2015 FOR INCENTIVELIFE LEGACY(R) III

--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our IncentiveLife Legacy(R) III policies. The additional investment option is our Market Stabilizer Option(R) (''MSO''), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the ''Segments'' of the MSO, each of which has a limited duration (a ''Segment Term'').

The purpose of this Supplement is solely to add to the February 20, 2015 IncentiveLife Legacy(R) III Prospectus (''Legacy Prospectus'') a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus (''MSO Prospectus'') dated February 20, 2015. All of the information in the Legacy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Legacy Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with the Legacy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Legacy Prospectus.

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the IncentiveLife Legacy(R) III policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 5 on page 8 of the Legacy Prospectus (which appears in the section of that Prospectus entitled ''Tables of policy charges''): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) (''MSO'') that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO (''MSO Prospectus'') for information about the MSO and the related ''Holding Account.''

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled ''Periodic charges other than underlying trust portfolio operating expenses'' on page 1 of the Legacy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    On the MSO Segment Start Date           0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX SEGMENT    At the beginning of each policy month   1.65% calculated as an annual% of
  ACCOUNT CHARGE                during the MSO Segment Term             your Segment Account Value/(2)/

  MSO LOAN SPREAD/(3)/ FOR      On each policy anniversary (or on loan  5%/(4)/
  AMOUNTS OF POLICY LOANS       termination, if earlier)
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(5)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as ''Segment,''''Segment Term,''''Segment Start Date,''''Segment Account Value'' and ''Early Distribution Adjustment.''
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The ''spread'' is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO prospectus for more information.
(4)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(5)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.

EVM-110 (11/10)                                                        #790461
NB/IF                                                              Cat# 145363

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled ''How we allocate charges among your investment options'' on page 8 of the Legacy
Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.




                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104

   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

IncentiveLife Legacy(R) III is issued by MONY Life Insurance Company of America and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1) Secretary's Certificate certifying the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account K, previously filed with this Registration Statement, File No. 333-191149 on
             December 10, 2013.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

      (2) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (3) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (4) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (a)  First Amendment dated as of August 1, 2006 to General Agent
                 Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

      (4)   (b)  Second Amendment dated as of April 1, 2008 to General Agent
                 Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (5) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)   Contracts. (Including Riders and Endorsements)

      (1)    Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Premium Jurisdictions), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(i) Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Account Value Jurisdiction), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(ii)Form of Variable Life Insurance Policy (Form 09 - 100), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (3) Form of Children's Term Rider (Form R94-218), incorporated herein by reference to the registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (4)    Form of Disability Rider - Waiver of Monthly Deductions
             (Form R94-216), previously incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (5)    Form of Option to Purchase Additional Insurance Rider
             (Form R94-204), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(i) Form of Extended No Lapse Guarantee Rider (Form R06-20), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(ii)Form of Extended No Lapse Guarantee Rider (Form R09-20), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (7)(i) Form of Paid Up Death Benefit Guarantee Endorsement
             (Form S.05-30), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (7)(ii)Form of Paid Up No Lapse Guarantee Endorsement (Form S.09-30), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (8) Form of Substitution of Insured Person Rider (Form R94-212), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (9) Form of Accelerated Death Benefit Rider (Form R06-70), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (10) Form of Loan Extension Endorsement (Form S.05-20), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (11) Form of Accelerated Death Benefit for Long-Term Care Services Rider (Form R06-90), incorporated herein by reference to the registration statement on Form N-6 (File No. 333- 134304) filed on May 19, 2006.

      (12) Form of Endorsement (Form S.07-20) incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (13) Form of Charitable Legacy Rider, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (14) Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration statement on Form S-3 (File No. 333-167938) filed on September 30, 2010.

      (15) Accelerated Death Benefit Rider for Long-Term Care Services Rider (ICC12-R12-10) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199), filed on April 26, 2012.

      (16) Form of Endorsement (Form S.12-15), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on April 25, 2013.

      (17) Accelerated Death Benefit for Long-Term Care Benefits Rider (R12-10CT (rev. 9/13)), filed on April 25, 2014.

      (18) Endorsement applicable to the Guaranteed Interest Account (GIA) Limitation (ICC13-S.13-10), filed on April 25, 2014.

(e)   Applications.

      (1) Form of Application for Life Insurance (Form AMIGV-2005), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

             (a) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by reference to Exhibit 26(e)(iv)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

             (b) Form of Application for Life Insurance (AMIGV-2009), is incorporated herein by reference to Exhibit 26(e)(i)(b) to registration statement on Form N-6, (File No. 333-134307), filed on August 18, 2009.

      (2)    Form of Variable Universal Life Supplement to the Application (Form

             No. VUL-GV/IL DB 2005), incorporated herein by reference to
             Exhibit 26(e)(v) to the registration statement on Form N-6 (File No. 333-134307) filed on April 25, 2007.

             (a) Revised Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to registration statement on Form N-6 (File No. 333-103199), filed on April 22, 2008.

             (b) Form of Variable Universal Life Supplement to the Application (Form No. 180-6006a (2009), is incorporated herein by reference to Exhibit 26(e)(v)(b) to registration statement on Form N-6 (File No. 333-134307), filed on August 18, 2009.

      (3) Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., filed herewith, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

             (i) Amendment No. 3, dated as of November 1, 2013 ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement")' by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

             (i) Amendment No. 2, dated as of November 1, 2013 ("'Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement")' by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (3) Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (4) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
             No. 333-153809) filed on July 8, 2011.

             (i) Amendment No. 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File
                  No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated September 1, 2013 to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (5) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated
             October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (i) Amendment No. 1, dated February 16, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated as of August 31, 2013, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (6) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and

             Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-178750) on April 21, 2010.

            (ii) Amendment No.4, dated October 14, 2013, to the Participation Agreement (the "Agreement"), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the "Company", (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (7) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated February 18, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

            (ii) Amendment No. 3, dated October 20, 2013, to the Participation Agreement (the "Agreement"), dated October 20, 2009, by and among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC, and MONY Life Insurance Company of America (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (8) Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the "Agreement'"), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the "Company"), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ''Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (9) Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

             (i) Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

             (ii) Amendment No. 4 dated as of August 30, 2013 to Participation
                  Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (10) Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the "Agreement"), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

            (i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (ii) Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the "Agreement"), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the "Company"), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (12) Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

             (i) Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc.,
                  T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (ii) Third Amendment, effective October 8, 2013 to the
                  Participation Agreement (the "Agreement"), dated October 21, 1998, as amended, by and among MONY Life Insurance Company of America (the "Company"), T. Rowe Price Equity Series, Inc.,
                  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (13) Participation Agreement among Van Eck Worldwide Insurance Trust, and MONY Life Insurance Company of America, Van Eck Securities Corp., and Van Eck Associates Corporation incorporated herein by reference to registration statement on Form N-4 (File
             No. 333-160951) filed on November 16, 2009.

             (i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (ii) Second Amendment, effective October 15, 2013 to the
                  Participation Agreement (the "Agreement"), dated January 1, 1997, as amended, by and among MONY Life Insurance Company of America (the "Company"), Van Eck VIP Trust (flkla Van Eck Worldwide Insurance Trust), Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (14) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

             (i) Second Amendment, effective October 8, 2013 to the Participation Agreement, (the "Agreement"), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the "Company"), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(i)   Administrative Contracts.

      (i) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (i) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and consent of Brian Lessing, FSA, MAAA, Senior Director - Actuarial of MONY America, to be filed by amendment.

(m)   (i)    Sample Calculation for Illustrations, to be filed by amendment.

(n)   Other Opinions.

      (i) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. No financial statements are omitted from
      Item 24.

(p)   Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH MONY AMERICA
 ------------------                     ---------------------
 DIRECTORS

 Henri de Castries                      Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                          Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Barbara Fallon-Walsh                   Director
 1670 Stephens Drive
 Wayne, PA 19087

 Danny L. Hale                          Director
 900 20th Avenue South
 Nashville, TN 37212

 Peter S. Kraus                         Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                      Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Bertram L. Scott                       Director
 Affinity Health Plans
 2500 Halsey Street, #2
 Bronx, NY 10461

 Lorie A. Slutsky                       Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                       Chairman of the Board, Chief Executive
                                    Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                     Senior Executive Vice President
                                    and General Counsel

Heinz-Juergen Schwering             Senior Executive Vice President
                                    and Chief Risk Officer

*Nicholas B. Lane                   Senior Executive Vice President
                                    and Head of U.S. Life and Retirement

*Anders B. Malmstrom                Senior Executive Vice President
                                    and Chief Financial Officer

*Anthony F. Recine                  Senior Executive Vice President,
                                    Chief Compliance Officer and Deputy
                                    General Counsel

*Sharon A. Ritchey                  Senior Executive Vice President
                                    and Chief Operating Officer

*Robert O. Wright, Jr.              Senior Executive Vice President
                                    and Head of Wealth Management

*Kevin Molloy                       Senior Executive Vice President

*Salvatore Piazzolla                Senior Executive Vice President

*Joshua E. Braverman                Executive Vice President and Treasurer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Andrea Nitzan                      Executive Vice President
                                    and Chief Accounting Officer

*Keith Floman                       Senior Vice President and Chief Actuary

*David Kam                          Senior Vice President and Actuary

*Michel Perrin                      Senior Vice President and Actuary

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    Counsel

*Naomi J. Weinstein                 Vice President

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The 2013 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 22, 2014.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

   Item 29. Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

   The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

   SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

   The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

   The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 30. PRINCIPAL UNDERWRITERS

       (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 70, 49, and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Robert O. Wright, Jr.             Chairman of the Board, Chief Executive
                                   Officer and Director

*Kevin Molloy                      Vice Chairman of the Board and Director

*Frank Massa                       Chief Operating Officer, President and
                                   Director

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Controller

*Gina Jones                        Vice President and Financial Crime Officer

*Nicholas B. Lane                  Chief Retirement Savings Officer and
                                   Director

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Nicholas B. Lane                  Chairman of the Board, Chief Executive
                                   Officer, Chief Retirement Savings Officer,
                                   President and Director

*Nicholas Gismondi                 Chief Financial Officer and Vice President

*Michael P. McCarthy               Senior Vice President, Director and
                                   National Sales Manager

*Todd Solash                       Senior Vice President and Director

*Manish Agarwal                    Senior Vice President

*Ori Ben-Yishai                    Senior Vice President

*David Ciotta                      Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

David Kahal                        Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

   Item 31. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

   Item 32. Management Services

   All management contracts are discussed in Part A or Part B.

   Item 33. Fee Representation

   MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 8th day of October, 2014.

                                             MONY America Variable Account K of
                                             MONY Life Insurance Company of
                                             America
                                                          (Registrant)

                                             By:   MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                             By:  /s/ Dodie Kent
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 8th day of October, 2014.

                                    MONY Life Insurance Company of America
                                               (Depositor)

                                    By:    /s/ Dodie Kent
                                           Dodie Kent
                                           Vice President and Associate
                                           General Counsel

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer, Director and
                                         President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom                     Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President and Chief
                                         Accounting Officer

*DIRECTORS:

Henri de Castries         Danny L. Hale   Lorie A. Slutsky
Ramon de Oliveira         Peter S. Kraus  Richard C. Vaughan
Denis Duverne             Mark Pearson
Barbara Fallon-Walsh      Bertram Scott

*By:  /s/ Dodie Kent
      Dodie Kent
      Attorney-in-Fact
      October 8, 2014

                                 EXHIBIT INDEX

EXHIBIT NO.                      DESCRIPTION                        TAG VALUES
----------- ------------------------------------------------------  -----------

26(k)(i)    Opinion and Consent of Dodie Kent, Esq.                 EX-99.26ki

26(n)(ii)   Powers of Attorney                                      EX-99.26nii

                                     C-12